Significant accounting policies - Additional Information (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Significant accounting policies
Grants and investment tax credits excluded from cost of sales	$ 79,660	$ 0	$ 0
Grants excluded from office salaries and benefits	$ 85,588	$ 45,928	$ 0